Share-Based Compensation - Schedule of Assumptions Used to Value Share Options Granted to Employees and Non-Employees (Details) - 2010, 2021 and 2024 Plan - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of ordinary shares (US$)	$ 0.72	$ 0.64
Risk-free interest rate (%)	4.61%	3.70%
Risk-free interest rate (%), minimum			1.72%
Risk-free interest rate (%), maximum			2.00%
Expected volatility (%)	75.70%	79.20%
Expected volatility (%), minimum			51.10%
Expected volatility (%), maximum			51.20%
Expected dividend yield	0.00%	0.00%	0.00%
Expected exercise multiple	2.8	2.8
Expected exercise multiple, minimum			2.2
Expected exercise multiple, maximum			2.8
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of ordinary shares (US$)			$ 0.4
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of ordinary shares (US$)			$ 0.72